Vessels, Net - Summary of Vessels, Net (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Vessel cost, Balance	$ 1,090,135,869	$ 1,075,613,321
Vessel cost, Acquisitions (transfer from Advances for Vessels under Construction and Acquisitions)	169,331,460	55,302,364
Vessel cost, Disposal	(29,846,712)	(11,557,252)
Vessel cost, Vessels held for sale				$ (64,188,000)
Vessel cost, Impairment loss	(60,018,802)	(29,222,564)
Vessel cost, Depreciation for the year	(228,073,963)	(211,913,582)	$ (211,913,582)	(220,665,124)	$ (228,073,963)
Vessel cost, Balance	1,105,413,815	1,090,135,869	1,075,613,321
Accumulated Depreciation, Balance	(228,073,963)	(211,913,582)
Accumulated Depreciation, Acquisitions (transfer from Advances for Vessels under Construction and Acquisitions)	0	0
Accumulated Depreciation, Disposal	0	0
Accumulated Depreciation, Vessels held for sale				0
Accumulated Depreciation, Impairment loss	48,666,981	22,761,291
Accumulated Depreciation, Depreciation for the year	(41,258,142)	(38,921,672)	(39,096,589)
Accumulated Depreciation, Balance	(220,665,124)	(228,073,963)	(211,913,582)
Net Book Value, Balance	862,061,906	863,699,739
Net Book Value, Acquisitions (transfer from Advances for Vessels under Construction and Acquisitions)	169,331,460	55,302,364
Net Book Value, Disposal	(29,846,712)	(11,557,252)
Net Book Value, Vessels held for sale				(64,188,000)
Net Book Value, Impairment loss	(11,351,821)	(6,461,273)	(5,735,086)
Net Book Value, Depreciation for the year				$ (41,258,142)	$ (38,921,672)
Net Book Value, Balance	$ 884,748,691	$ 862,061,906	$ 863,699,739